UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-3327

MFS SERIES TRUST XIII

(Exact name of registrant as specified in charter)

111 Huntington Avenue, Boston, Massachusetts 02199

(Address of principal executive offices) (Zip code)

Christopher R. Bohane

Massachusetts Financial Services Company

111 Huntington Avenue

Boston, Massachusetts 02199

(Name and address of agents for service)

Registrant’s telephone number, including area code: (617) 954-5000

Date of fiscal year end: February 28*

Date of reporting period: May 31, 2017

*	This Form N-Q pertains to the following series of the Registrant: MFS Diversified Income Fund, MFS Government Securities Fund and MFS New Discovery Value Fund. The remaining series of the Registrant has a fiscal year end other than February 28.

ITEM 1.	SCHEDULE OF INVESTMENTS.

QUARTERLY REPORT

May 31, 2017

MFS® DIVERSIFIED INCOME FUND

PORTFOLIO OF INVESTMENTS

5/31/17 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)
Bonds - 32.2%
Agency - Other - 0.1%
Financing Corp., 9.4%, 2/08/2018	$965,000	$1,017,962
Financing Corp., 10.35%, 8/03/2018	715,000	790,949
Financing Corp., STRIPS, 0%, 11/30/2017	860,000	854,721

		$2,663,632
Asset-Backed & Securitized - 1.0%
A Voce CLO Ltd., 2014-1A, “A1R”, FRN, 2.318%, 7/15/2026 (n)	$3,316,000	$3,314,893
ALM Loan Funding CLO, 2014-14A, “A1R”, FRN, 2.322%, 7/28/2026 (z)	1,952,226	1,952,650
Atrium CDO Corp., 2011-A, “A1R”, FRN, 2.293%, 10/23/2025 (n)	3,358,000	3,361,080
Cent CLO LP, 2014-21A, “A1”, FRN, 2.38%, 7/27/2026 (n)	3,552,111	3,557,417
Citigroup Commercial Mortgage Trust, 2015-GC27, “A5”, 3.137%, 2/10/2048	2,850,000	2,888,371
Citigroup Commercial Mortgage Trust, FRN, 5.701%, 12/10/2049	198,555	15,402
CNH Equipment Trust, 2015-C, “A2B”, FRN, 1.459%, 12/17/2018	99,468	99,492
Commercial Mortgage Trust, 2015-DC1, “A5”, 3.35%, 2/10/2048	2,574,000	2,633,023
Commercial Mortgage Trust, 2015-PC1, “A5”, 3.902%, 7/10/2050	1,800,000	1,905,991
Credit Suisse Commercial Mortgage Trust, “A4”, FRN, 5.936%, 9/15/2039	204,510	204,342
Credit Suisse Commercial Mortgage Trust, “C4”, FRN, 5.936%, 9/15/2039	809,025	810,552
CSAIL Commercial Mortgage Trust, 2015-C2, “A4”, 3.504%, 6/15/2057	58,835	60,763
Dryden Senior Loan Fund, 2014-34A, “AR”, FRN, 2.318%, 10/15/2026 (n)	2,267,245	2,271,959
Ford Credit Floorplan Master Owner Trust, 2015-4, “A2”, FRN, 1.589%, 8/15/2020	691,000	693,915
Fortress Credit BSL Ltd., 2013-1A, “A”, FRN, 2.338%, 1/19/2025 (n)	1,034,830	1,034,561
GS Mortgage Securities Trust, 2015-GC30, “A4”, 3.382%, 5/10/2050	1,750,000	1,800,618
JPMBB Commercial Mortgage Securities Trust, 2014-C26, 3.494%, 1/15/2048	1,888,516	1,960,796
JPMorgan Chase Commercial Mortgage Securities Corp., “A4”, FRN, 5.88%, 6/15/2049	4,690	4,686
Morgan Stanley Capital I Trust, “AM”, FRN, 5.744%, 4/15/2049	211,752	213,870
TICP CLO Ltd., FRN, 2.336%, 1/20/2027 (n)	3,317,451	3,317,504
Wells Fargo Commercial Mortgage Trust, 2015-C28, “A4”, 3.54%, 5/15/2048	1,516,848	1,577,814
Wells Fargo Commercial Mortgage Trust, 2015-NXS1, “A5”, 3.148%, 5/15/2048	1,258,254	1,279,302
Wells Fargo Commercial Mortgage Trust, 2016-LC25, “A4”, 3.64%, 12/15/2059	2,500,000	2,618,680
West CLO Ltd. 2013-1A, “A1AR”, FRN, 2.339%, 11/07/2025 (z)	2,060,000	2,060,296

		$39,637,977
Automotive - 0.1%
Ford Motor Credit Co. LLC, 2.551%, 10/05/2018	$748,000	$752,954
Hyundai Capital America, 2%, 3/19/2018 (n)	810,000	811,008
Hyundai Capital America, 2.4%, 10/30/2018 (n)	182,000	182,623

		$1,746,585
Building - 0.3%
Elementia S.A. de C.V., 5.5%, 1/15/2025 (n)	$4,284,000	$4,348,260
Union Andina de Cementos S.A.A., 5.875%, 10/30/2021 (n)	6,819,000	7,132,674

		$11,480,934
Business Services - 0.0%
Cisco Systems, Inc., 2.6%, 2/28/2023	$1,052,000	$1,062,082

Cable TV - 0.1%
VTR Finance B.V., 6.875%, 1/15/2024 (n)	$4,248,000	$4,518,810

Chemicals - 0.1%
Consolidated Energy Finance S.A., 6.75%, 10/15/2019 (n)	$2,280,000	$2,342,700
Consolidated Energy Finance S.A., 6.875%, 6/15/2025 (z)	680,000	689,350
Sherwin Williams Co., 2.75%, 6/01/2022	1,564,000	1,574,416

		$4,606,466

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Bonds - continued
Computer Software - 0.0%
Microsoft Corp., 3.125%, 11/03/2025	$476,000	$489,231

Computer Software - Systems - 0.0%
Apple, Inc., 3.25%, 2/23/2026	$1,404,000	$1,438,899

Construction - 0.0%
Empresas ICA S.A.B. de C.V., 8.375%, 7/24/2017 (a)(d)(n)	$1,409,000	$362,818
Empresas ICA S.A.B. de C.V., 8.875%, 5/29/2024 (a)(d)	2,102,000	550,093
Empresas ICA S.A.B. de C.V., 8.875%, 5/29/2024 (a)(d)(n)	3,072,000	803,942

		$1,716,853
Consumer Products - 0.1%
Controladora Mabe S.A. de C.V., 7.875%, 10/28/2019	$1,424,000	$1,557,500
Newell Rubbermaid, Inc., 3.15%, 4/01/2021	998,000	1,029,734

		$2,587,234
Consumer Services - 0.1%
Grupo Posadas S.A.B. de C.V., 7.875%, 6/30/2022 (n)	$2,656,000	$2,762,240

Emerging Market Quasi-Sovereign - 2.9%
Autoridad del Canal de Panama, 4.95%, 7/29/2035 (n)	$281,000	$303,480
Banco Nacional de Comercio Exterior, S.N.C., 3.8% to 8/11/2021, FRN to 8/11/2026 (n)	2,508,000	2,486,180
Development Bank of Kazakhstan, 4.125%, 12/10/2022	4,894,000	4,969,035
Empresa Nacional del Petroleo, 4.75%, 12/06/2021	1,721,000	1,826,836
Empresa Nacional del Petroleo, 4.375%, 10/30/2024 (n)	2,469,000	2,574,187
Equate Petrochemical B.V., 4.25%, 11/03/2026	1,500,000	1,526,340
Export-Import Bank of India, 3.375%, 8/05/2026 (n)	316,000	308,506
Gaz Capital S.A., 4.95%, 2/06/2028 (n)	3,726,000	3,838,712
Gaz Capital S.A., 7.288%, 8/16/2037	9,788,000	11,888,701
Hrvatska Elektroprivreda, 5.875%, 10/23/2022 (n)	3,146,000	3,386,669
KazMunayGas National Co., 4.75%, 4/19/2027 (n)	16,339,000	16,518,729
KazMunayGas National Co., 5.75%, 4/19/2047 (n)	528,000	516,912
Lima Metro Line 2 Finance Ltd., 5.875%, 7/05/2034	4,620,000	4,920,300
Magyar Export-Import Bank PLC, 4%, 1/30/2020	2,518,000	2,603,400
Majapahit Holding B.V., 7.875%, 6/29/2037	2,000,000	2,612,600
NTPC Ltd., 4.375%, 11/26/2024	5,157,000	5,395,134
Office Cherifien des Phosphates S.A., 4.5%, 10/22/2025 (n)	2,898,000	2,925,299
Office Cherifien des Phosphates S.A., 6.875%, 4/25/2044 (n)	2,519,000	2,805,536
ONGC Videsh Ltd., 4.625%, 7/15/2024	2,104,000	2,232,344
Pertamina PT, 6%, 5/03/2042	3,260,000	3,580,295
Pertamina PT, 6.45%, 5/30/2044 (n)	3,276,000	3,809,795
Petrobras Global Finance B.V., 8.375%, 5/23/2021	3,558,000	3,993,855
PT Perusahaan Gas Negara (Persero) Tbk, 5.125%, 5/16/2024 (n)	2,533,000	2,723,363
Sinopec Capital (2013) Ltd., 4.25%, 4/24/2043 (n)	2,765,000	2,795,647
Sinopec Group Overseas Development (2014) Ltd., 4.375%, 4/10/2024 (n)	1,301,000	1,392,449
Sinopec Group Overseas Development (2017) Ltd., 3.625%, 4/12/2027 (n)	652,000	655,328
Southern Gas Corridor CJSC, 6.875%, 3/24/2026 (n)	8,595,000	9,499,194
State Grid Overseas Investment (2016) Ltd., 3.5%, 5/04/2027 (n)	3,774,000	3,775,642
State Oil Company of the Azerbaijan Republic, 4.75%, 3/13/2023	3,933,000	3,875,657
State Oil Company of the Azerbaijan Republic, 6.95%, 3/18/2030	2,926,000	3,164,469
Trade & Development Bank of Mongolia LLC, 9.375%, 5/19/2020	3,000,000	3,246,792

		$116,151,386
Emerging Market Sovereign - 5.8%
Arab Republic of Egypt, 6.125%, 1/31/2022 (n)	$2,754,000	$2,829,735
Arab Republic of Egypt, 6.125%, 1/31/2022	1,473,000	1,513,508

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par		Value ($)
Bonds - continued
Emerging Market Sovereign - continued
Democratic Socialist Republic of Sri Lanka, 6.2%, 5/11/2027 (n)		$4,628,000	$4,694,287
Dominican Republic, 5.5%, 1/27/2025 (n)		1,211,000	1,250,358
Dominican Republic, 6.875%, 1/29/2026		5,450,000	6,090,811
Dominican Republic, 5.95%, 1/25/2027		3,057,000	3,207,680
Dominican Republic, 8.625%, 4/20/2027		2,335,000	2,784,534
Gabonese Republic, 6.375%, 12/12/2024		3,000,000	2,977,500
Government of Ukraine, 7.75%, 9/01/2020		7,991,000	8,119,959
Government of Ukraine, 7.75%, 9/01/2021		8,591,000	8,691,858
Government of Ukraine, 7.75%, 9/01/2022		4,009,000	4,019,343
Government of Ukraine, 7.75%, 9/01/2024 (n)		2,600,000	2,561,520
Government of Ukraine, 7.75%, 9/01/2024		2,000,000	1,970,400
Government of Ukraine, 7.75%, 9/01/2025 (n)		2,600,000	2,548,000
Government of Ukraine, 7.75%, 9/01/2025		5,470,000	5,360,600
Government of Ukraine, 7.75%, 9/01/2027		2,394,000	2,326,968
Republic of Angola, 9.5%, 11/12/2025		2,865,000	3,071,853
Republic of Argentina, 6.875%, 4/22/2021		6,587,000	7,193,004
Republic of Argentina, 7.5%, 4/22/2026		6,728,000	7,420,984
Republic of Argentina, 7.125%, 7/06/2036		5,748,000	5,831,346
Republic of Argentina, 2.5% to 3/31/2019, 3.75% to 3/31/2029, 5.25% to 12/31/2038		6,131,000	4,138,425
Republic of Colombia, 6.125%, 1/18/2041		2,582,000	2,974,464
Republic of Cote d’Ivoire, 6.375%, 3/03/2028 (n)		2,834,000	2,857,381
Republic of Croatia, 5.5%, 4/04/2023 (n)		1,410,000	1,536,533
Republic of Ghana, 10.75%, 10/14/2030		2,300,000	2,863,960
Republic of Guatemala, 4.375%, 6/05/2027 (z)		318,000	314,826
Republic of Hungary, 6.25%, 1/29/2020		2,470,000	2,714,530
Republic of Hungary, 5.75%, 11/22/2023		4,366,000	4,983,833
Republic of Indonesia, 7%, 5/15/2022	IDR	248,036,000,000	18,854,088
Republic of Indonesia, 5.375%, 10/17/2023 (n)		$3,600,000	3,999,712
Republic of Indonesia, 5.875%, 1/15/2024 (n)		2,730,000	3,106,093
Republic of Indonesia, 4.125%, 1/15/2025 (n)		2,232,000	2,301,962
Republic of Indonesia, 4.75%, 1/08/2026 (n)		4,918,000	5,291,891
Republic of Indonesia, 6.75%, 1/15/2044 (n)		1,060,000	1,381,476
Republic of Kazakhstan, 5.125%, 7/21/2025 (n)		2,952,000	3,229,990
Republic of Kazakhstan, 6.5%, 7/21/2045 (n)		711,000	848,095
Republic of Kenya, 6.875%, 6/24/2024		3,700,000	3,807,115
Republic of Panama, 3.875%, 3/17/2028		4,293,000	4,411,058
Republic of Paraguay, 4.625%, 1/25/2023 (n)		2,912,000	3,050,320
Republic of Paraguay, 6.1%, 8/11/2044 (n)		2,621,000	2,856,969
Republic of Paraguay, 6.1%, 8/11/2044		4,422,000	4,820,113
Republic of Peru, 8.2%, 8/12/2026	PEN	26,351,000	9,631,663
Republic of Poland, 3.25%, 4/06/2026		$1,910,000	1,938,237
Republic of South Africa, 4.3%, 10/12/2028		3,694,000	3,531,080
Republic of Sri Lanka, 6.125%, 6/03/2025		7,062,000	7,260,068
Republic of Sri Lanka, 6.85%, 11/03/2025		4,040,000	4,308,377
Republic of Sri Lanka, 6.825%, 7/18/2026		3,686,000	3,922,925
Republic of Turkey, 3.25%, 3/23/2023		2,486,000	2,348,524
Republic of Turkey, 5.75%, 3/22/2024		3,383,000	3,607,983
Republic of Turkey, 7.375%, 2/05/2025		1,983,000	2,316,358
Republic of Turkey, 4.875%, 10/09/2026		3,189,000	3,175,823
Republic of Turkey, 6.875%, 3/17/2036		1,403,000	1,601,174
Republic of Venezuela, 7.65%, 4/21/2025		5,739,000	2,647,401
Republic of Zambia, 8.97%, 7/30/2027		2,432,000	2,626,560
Russian Federation, 4.875%, 9/16/2023		3,200,000	3,473,677
Russian Federation, 4.75%, 5/27/2026		5,400,000	5,688,490

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par		Value ($)
Bonds - continued
Emerging Market Sovereign - continued
Russian Federation, 7.7%, 3/23/2033	RUB	111,225,000	$1,931,534
Russian Federation, 5.875%, 9/16/2043 (n)		$2,400,000	2,799,130
United Mexican States, 4.15%, 3/28/2027		456,000	470,797

			$228,086,883
Energy - Independent - 0.1%
Afren PLC, 11.5%, 2/01/2018 (a)(d)(n)		$200,000	$40
Tengizchevroil Finance Co. International Ltd., 4%, 8/15/2026 (n)		2,119,000	2,062,847

			$2,062,887
Energy - Integrated - 0.2%
Inkia Energy Ltd., 8.375%, 4/04/2021		$3,013,000	$3,122,221
Reliance Industries Ltd., 4.125%, 1/28/2025 (n)		4,120,000	4,264,017

			$7,386,238
Financial Institutions - 0.0%
Gruposura Finance S.A., 5.5%, 4/29/2026 (n)		$724,000	$777,576

Food & Beverages - 0.1%
Central American Bottling Corp., 5.75%, 1/31/2027 (n)		$800,000	$848,000
Corporacion Lindley S.A., 6.75%, 11/23/2021		1,010,000	1,122,363
Corporacion Lindley S.A., 6.75%, 11/23/2021 (n)		1,145,000	1,272,381

			$3,242,744
Local Authorities - 0.4%
Buenos Aires Province, 7.5%, 6/01/2027 (n)		$1,989,000	$2,136,842
Philadelphia, PA, School District Rev., “A”, AGM, 5.995%, 9/01/2030		1,210,000	1,422,149
Province of Santa Fe, 6.9%, 11/01/2027		3,951,000	3,991,735
Provincia de Cordoba, 7.125%, 6/10/2021		7,306,000	7,737,565
State of California (Build America Bonds), 7.6%, 11/01/2040		970,000	1,487,699
University of California Rev. (Build America Bonds), 5.77%, 5/15/2043		60,000	76,318

			$16,852,308
Major Banks - 0.1%
Bank of America Corp., 3.124% to 1/20/2022, FRN to 1/20/2023		$1,202,000	$1,218,281
UBS Group Funding (Switzerland) AG, 3.491%, 5/23/2023 (n)		829,000	846,586

			$2,064,867
Metals & Mining - 0.2%
First Quantum Minerals Ltd., 7.25%, 5/15/2022		$7,402,000	$7,624,060
Petra Diamonds U.S. Treasury PLC, 7.25%, 5/01/2022 (n)		682,000	707,234

			$8,331,294
Mortgage-Backed - 10.4%
Fannie Mae, 1.9%, 6/01/2017		$179,760	$179,590
Fannie Mae, 5.5%, 8/01/2017 - 4/01/2040		7,588,915	8,531,179
Fannie Mae, 2.71%, 11/01/2017		51,558	51,601
Fannie Mae, 3.113%, 12/01/2017		115,442	115,704
Fannie Mae, 6%, 12/01/2017 - 6/01/2038		539,995	611,113
Fannie Mae, 3.8%, 2/01/2018		192,666	193,632
Fannie Mae, 4%, 3/01/2018 - 2/01/2045		59,834,398	63,573,394
Fannie Mae, 3.99%, 4/01/2018 - 7/01/2021		960,550	1,018,686
Fannie Mae, 5.286%, 6/01/2018		236,415	241,518
Fannie Mae, 3.829%, 7/01/2018		186,445	189,889
Fannie Mae, 5%, 9/01/2018 - 3/01/2042		9,919,055	10,926,971
Fannie Mae, 2.578%, 9/25/2018		1,130,467	1,136,319

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Bonds - continued
Mortgage-Backed - continued
Fannie Mae, 5.1%, 3/01/2019	$105,970	$110,254
Fannie Mae, 5.51%, 3/01/2019	106,956	111,816
Fannie Mae, 5.08%, 4/01/2019	22,031	23,287
Fannie Mae, 4.5%, 6/01/2019 - 2/01/2046	29,759,177	32,190,822
Fannie Mae, 4.829%, 8/01/2019	70,757	74,956
Fannie Mae, 4.83%, 8/01/2019 - 9/01/2019	66,469	70,673
Fannie Mae, 5.05%, 8/01/2019	22,309	23,757
Fannie Mae, 4.6%, 9/01/2019	120,884	127,909
Fannie Mae, 4.67%, 9/01/2019	27,052	28,713
Fannie Mae, 4.45%, 10/01/2019	83,954	88,877
Fannie Mae, 4.88%, 3/01/2020	340,571	354,563
Fannie Mae, 4.14%, 8/01/2020	39,499	41,937
Fannie Mae, 5.19%, 9/01/2020	90,726	96,404
Fannie Mae, 3.416%, 10/01/2020	792,816	826,721
Fannie Mae, 4.448%, 1/01/2021	606,916	643,974
Fannie Mae, 3.87%, 7/01/2022	932,298	994,409
Fannie Mae, 2.152%, 1/25/2023	1,298,000	1,288,809
Fannie Mae, 2.41%, 5/01/2023	234,068	237,539
Fannie Mae, 2.55%, 5/01/2023	202,079	206,557
Fannie Mae, 2.62%, 5/01/2023	277,863	285,038
Fannie Mae, 3.65%, 9/01/2023	812,859	868,482
Fannie Mae, 3.78%, 10/01/2023	475,870	509,488
Fannie Mae, 3.92%, 10/01/2023	987,000	1,065,348
Fannie Mae, 4.5%, 5/01/2025	19,263	20,183
Fannie Mae, 2.7%, 7/01/2025	680,000	686,847
Fannie Mae, 3.96%, 11/01/2025	549,310	598,938
Fannie Mae, 3.59%, 9/01/2026	374,148	398,480
Fannie Mae, 3%, 3/01/2027 - 11/01/2046	20,304,371	20,656,943
Fannie Mae, 4.01%, 1/01/2029	714,007	784,101
Fannie Mae, 4.96%, 6/01/2030	1,211,954	1,390,876
Fannie Mae, 6.5%, 1/01/2033 - 10/01/2037	128,947	146,769
Fannie Mae, 3.5%, 1/01/2042 - 1/01/2047	74,186,693	76,783,338
Fannie Mae, FRN, 1.374%, 5/25/2018	865,320	865,459
Fannie Mae, FRN, 2.597%, 12/25/2026	3,827,000	3,771,917
Fannie Mae, TBA, 4%, 6/01/2047	12,460,000	13,164,806
Freddie Mac, 6%, 8/01/2017 - 10/01/2038	627,941	720,656
Freddie Mac, 5%, 10/01/2017 - 6/01/2040	289,585	312,406
Freddie Mac, 3.154%, 2/25/2018	596,033	601,212
Freddie Mac, 2.699%, 5/25/2018	2,410,203	2,433,366
Freddie Mac, 2.412%, 8/25/2018	2,884,088	2,910,256
Freddie Mac, 2.303%, 9/25/2018	1,515,000	1,527,330
Freddie Mac, 2.323%, 10/25/2018	1,744,872	1,762,911
Freddie Mac, 1.72%, 1/25/2019	1,437,565	1,441,298
Freddie Mac, 2.13%, 1/25/2019	1,721,927	1,737,688
Freddie Mac, 2.086%, 3/25/2019	1,400,000	1,409,805
Freddie Mac, 5.085%, 3/25/2019	2,160,000	2,266,661
Freddie Mac, 1.883%, 5/25/2019	1,000,000	1,005,759
Freddie Mac, 2.456%, 8/25/2019	2,109,000	2,140,415
Freddie Mac, 4.186%, 8/25/2019	1,484,668	1,561,248
Freddie Mac, 4.251%, 1/25/2020	400,000	423,772
Freddie Mac, 4.224%, 3/25/2020	320,000	339,972
Freddie Mac, 3.808%, 8/25/2020	806,000	853,595
Freddie Mac, 3.034%, 10/25/2020	505,000	523,409
Freddie Mac, 2.856%, 1/25/2021	1,434,000	1,481,153

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Bonds - continued
Mortgage-Backed - continued
Freddie Mac, 2.791%, 1/25/2022	$2,010,000	$2,076,077
Freddie Mac, 2.716%, 6/25/2022	1,295,920	1,332,953
Freddie Mac, 2.682%, 10/25/2022	1,626,000	1,667,976
Freddie Mac, 2.51%, 11/25/2022	1,821,000	1,852,462
Freddie Mac, 3.32%, 2/25/2023	677,000	716,210
Freddie Mac, 3.25%, 4/25/2023	1,700,000	1,790,946
Freddie Mac, 3.3%, 4/25/2023 - 10/25/2026	3,285,940	3,457,439
Freddie Mac, 3.06%, 7/25/2023	330,000	344,867
Freddie Mac, 2.454%, 8/25/2023	7,333,000	7,394,107
Freddie Mac, 3.458%, 8/25/2023	675,000	718,702
Freddie Mac, 4.5%, 9/01/2024 - 5/01/2042	3,578,705	3,870,015
Freddie Mac, 2.67%, 12/25/2024	2,555,000	2,592,716
Freddie Mac, 2.811%, 1/25/2025	2,125,000	2,173,291
Freddie Mac, 3.023%, 1/25/2025	1,000,000	1,036,547
Freddie Mac, 3.329%, 5/25/2025	5,166,000	5,459,408
Freddie Mac, 3.284%, 6/25/2025	5,000,000	5,264,636
Freddie Mac, 4%, 7/01/2025 - 9/01/2044	3,419,981	3,617,929
Freddie Mac, 3.01%, 7/25/2025	1,675,000	1,729,781
Freddie Mac, 2.745%, 1/25/2026	3,263,000	3,293,421
Freddie Mac, 2.673%, 3/25/2026	2,368,000	2,373,606
Freddie Mac, 3.224%, 3/25/2027	3,227,000	3,358,508
Freddie Mac, 5.5%, 6/01/2030 - 6/01/2041	1,061,384	1,185,862
Freddie Mac, 6.5%, 5/01/2037	27,356	30,540
Freddie Mac, 3.5%, 12/01/2041 - 1/01/2047	29,876,962	30,906,911
Freddie Mac, 3%, 4/01/2043 - 11/01/2046	26,557,891	26,766,789
Freddie Mac, TBA, 4.5%, 6/01/2047	5,577,000	6,002,684
Ginnie Mae, 5.5%, 5/15/2033 - 1/20/2042	419,089	470,476
Ginnie Mae, 4.5%, 7/20/2033 - 9/20/2041	7,005,064	7,581,944
Ginnie Mae, 4%, 10/15/2039 - 4/20/2041	320,919	341,508
Ginnie Mae, 3.5%, 12/15/2041 - 5/20/2046	9,596,070	10,054,189
Ginnie Mae, 6.157%, 4/20/2058	3,148	3,481

		$411,227,479
Natural Gas - Distribution - 0.1%
GNL Quintero S.A., 4.634%, 7/31/2029 (n)	$4,778,000	$4,998,983

Network & Telecom - 0.3%
Columbus International, Inc., 7.375%, 3/30/2021 (n)	$2,592,000	$2,761,776
Empresa Nacional de Telecomunicaciones S.A., 4.75%, 8/01/2026	5,020,000	5,182,627
Telefonica Celular del Paraguay S.A., 6.75%, 12/13/2022 (n)	3,437,000	3,586,888

		$11,531,291
Oil Services - 0.0%
Odebrecht Offshore Drilling Finance Ltd., 6.75%, 10/01/2022 (n)	$3,420,180	$1,321,044

Other Banks & Diversified Financials - 0.2%
Banco de Bogota S.A., 6.25%, 5/12/2026 (n)	$1,000,000	$1,062,500
Banque Federative du Credit Mutuel S.A., 2.5%, 4/13/2021 (n)	1,152,000	1,152,206
Industrial Senior Trust Co., 5.5%, 11/01/2022 (n)	2,082,000	2,128,845
ING Groep N.V., 3.15%, 3/29/2022	1,585,000	1,615,779

		$5,959,330
Railroad & Shipping - 0.0%
Rumo Luxembourg Sarl, “A”, 7.375%, 2/09/2024 (n)	$632,000	$654,057

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Bonds - continued
Restaurants - 0.0%
McDonald’s Corp., 2.75%, 12/09/2020	$453,000	$462,744

Retailers - 0.1%
Cencosud S.A., 5.15%, 2/12/2025 (n)	$1,744,000	$1,859,412

Supranational - 0.1%
Inter-American Development Bank, 4.375%, 1/24/2044	$511,000	$612,970
West African Development Bank, 5.5%, 5/06/2021 (n)	2,283,000	2,425,117

		$3,038,087
Telecommunications - Wireless - 0.2%
Digicel Group Ltd., 6%, 4/15/2021 (n)	$2,253,000	$2,179,169
Digicel Group Ltd., 7.125%, 4/01/2022	4,997,000	4,378,621
Digicel Group Ltd., 6.75%, 3/01/2023	2,373,000	2,289,945

		$8,847,735
Transportation - Services - 0.0%
Delhi International Airport, 6.125%, 10/31/2026 (n)	$1,078,000	$1,151,538

U.S. Government Agencies and Equivalents - 1.0%
AID-Tunisia, 2.452%, 7/24/2021	$728,000	$744,079
AID-Ukraine, 1.844%, 5/16/2019	3,674,000	3,708,565
AID-Ukraine, 1.847%, 5/29/2020	8,820,000	8,843,452
Fannie Mae, 0.875%, 5/21/2018	4,000,000	3,985,916
Fannie Mae, 1.75%, 11/26/2019	4,750,000	4,787,344
Fannie Mae, 1.625%, 1/21/2020	7,500,000	7,535,228
Hashemite Kingdom of Jordan, 1.945%, 6/23/2019	987,000	994,366
Hashemite Kingdom of Jordan, 2.503%, 10/30/2020	1,108,000	1,138,471
Private Export Funding Corp., 2.25%, 3/15/2020	419,000	426,449
Private Export Funding Corp., 2.3%, 9/15/2020	2,000,000	2,031,096
Private Export Funding Corp., 1.875%, 7/15/2018	850,000	854,805
Small Business Administration, 6.34%, 5/01/2021	20,130	21,202
Small Business Administration, 6.07%, 3/01/2022	23,238	24,671
Small Business Administration, 5.16%, 2/01/2028	95,038	103,457
Small Business Administration, 2.21%, 2/01/2033	288,989	285,437
Small Business Administration, 2.22%, 3/01/2033	547,797	543,541
Small Business Administration, 3.15%, 7/01/2033	611,772	634,963
Small Business Administration, 3.16%, 8/01/2033	716,163	743,974
Small Business Administration, 3.62%, 9/01/2033	581,306	617,797
Tennessee Valley Authority, 1.75%, 10/15/2018	863,000	868,650

		$38,893,463
U.S. Treasury Obligations - 7.5%
U.S. Treasury Bonds, 6.375%, 8/15/2027	$106,000	$146,210
U.S. Treasury Bonds, 5.25%, 2/15/2029	2,965,000	3,860,987
U.S. Treasury Bonds, 4.5%, 2/15/2036	3,629,000	4,704,233
U.S. Treasury Bonds, 4.375%, 2/15/2038	1,349,000	1,726,193
U.S. Treasury Bonds, 4.5%, 8/15/2039	11,820,000	15,336,450
U.S. Treasury Bonds, 3.125%, 2/15/2043	9,137,900	9,621,213
U.S. Treasury Bonds, 2.875%, 5/15/2043	17,378,300	17,474,697
U.S. Treasury Bonds, 2.5%, 2/15/2045	24,564,000	22,845,478
U.S. Treasury Notes, 1.75%, 11/30/2021	46,700,000	46,791,205
U.S. Treasury Notes, 2.625%, 4/30/2018	1,752,000	1,774,447
U.S. Treasury Notes, 2.75%, 2/15/2019	46,949,000	48,133,711
U.S. Treasury Notes, 3.125%, 5/15/2019	1,116,000	1,155,758

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Bonds - continued
U.S. Treasury Obligations - continued
U.S. Treasury Notes, 1%, 6/30/2019	$12,606,000	$12,534,108
U.S. Treasury Notes, 1.625%, 6/30/2019 (f)	18,038,000	18,160,604
U.S. Treasury Notes, 2.625%, 8/15/2020	6,082,000	6,296,293
U.S. Treasury Notes, 2%, 11/30/2020	22,044,000	22,379,818
U.S. Treasury Notes, 3.125%, 5/15/2021	3,748,000	3,961,606
U.S. Treasury Notes, 1.75%, 5/15/2022	3,949,000	3,947,768
U.S. Treasury Notes, 2.5%, 8/15/2023	20,725,000	21,414,749
U.S. Treasury Notes, 2.75%, 2/15/2024	7,855,000	8,233,328
U.S. Treasury Notes, 2.5%, 5/15/2024	12,602,000	13,005,163
U.S. Treasury Notes, 2%, 8/15/2025	11,808,000	11,691,762
U.S. Treasury Notes, 2%, 11/15/2026	2,031,000	1,996,885

		$297,192,666
Utilities - Electric Power - 0.5%
Adani Transmission Ltd., 4%, 8/03/2026 (n)	$260,000	$258,464
Enel Americas S.A., 4%, 10/25/2026	635,000	637,381
Enel Finance International N.V., 2.875%, 5/25/2022 (n)	2,073,000	2,069,886
Energuate Trust, 5.875%, 5/03/2027 (n)	762,000	774,649
Engie Energia Chile S.A., 5.625%, 1/15/2021	2,177,000	2,387,502
Engie Energia Chile S.A., 4.5%, 1/29/2025 (n)	2,824,000	2,921,279
Greenko Dutch B.V., 8%, 8/01/2019 (n)	2,261,000	2,359,919
NextEra Energy Capital Holdings, Inc., 2.056%, 9/01/2017	950,000	951,734
Transelec S.A., 4.25%, 1/14/2025 (n)	2,631,000	2,711,713
Transelec S.A., 3.875%, 1/12/2029 (n)	3,854,000	3,758,768
Virginia Electric & Power Co., 3.5%, 3/15/2027	813,000	844,579

		$19,675,874
Utilities - Gas - 0.1%
Transport de Gas Peru, 4.25%, 4/30/2028 (n)	$3,039,000	$3,133,969
Total Bonds		$1,269,614,798

Common Stocks - 38.8%
Airlines - 0.2%
Air Canada (a)	582,519	$7,675,788

Automotive - 0.5%
General Motors Co.	266,612	$9,046,145
Hyundai Motor Co.	19,764	2,877,396
Magna International, Inc.	176,944	7,920,793

		$19,844,334
Biotechnology - 0.2%
Celgene Corp. (a)	65,026	$7,439,625

Business Services - 0.1%
DXC Technology Co.	73,464	$5,694,929

Cable TV - 0.4%
Charter Communications, Inc., “A” (a)	47,315	$16,349,698

Chemicals - 0.1%
LyondellBasell Industries N.V., “A”	32,382	$2,607,399

Computer Software - 0.3%
Check Point Software Technologies Ltd. (a)	115,893	$12,985,811

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Common Stocks - continued
Computer Software - Systems - 0.2%
Hon Hai Precision Industry Co. Ltd.	2,554,900	$8,748,785

Construction - 0.2%
Bellway PLC	94,414	$3,437,764
Owens Corning	72,933	4,551,019

		$7,988,783
Consumer Products - 0.6%
Procter & Gamble Co.	197,927	$17,435,389
Svenska Cellulosa Aktiebolaget	204,842	7,228,414

		$24,663,803
Electrical Equipment - 0.6%
Schneider Electric S.A.	62,857	$4,841,050
Siemens AG	137,261	19,590,112

		$24,431,162
Electronics - 1.3%
Intel Corp.	241,404	$8,717,098
Samsung Electronics Co. Ltd.	7,638	15,247,347
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	723,828	25,594,558

		$49,559,003
Energy - Independent - 0.4%
Pacific Exploration & Production Corp. (a)	36,341	$1,021,353
Rice Energy, Inc. (a)	360,328	7,206,560
Valero Energy Corp.	116,311	7,149,637

		$15,377,550
Energy - Integrated - 0.9%
BP PLC	1,738,361	$10,453,105
China Petroleum & Chemical Corp.	4,686,000	3,842,586
Exxon Mobil Corp.	112,532	9,058,826
Galp Energia SGPS S.A.	455,153	7,020,096
LUKOIL PJSC, ADR	140,767	6,721,624

		$37,096,237
Engineering - Construction - 0.4%
Bouygues	148,684	$6,368,632
VINCI S.A.	110,581	9,655,711

		$16,024,343
Food & Beverages - 0.9%
General Mills, Inc.	230,217	$13,062,513
Marine Harvest A.S.A.	666,623	11,676,731
Nestle S.A.	52,282	4,461,419
P/f Bakkafrost	48,266	1,787,989
Tyson Foods, Inc., “A”	55,437	3,178,758

		$34,167,410
Food & Drug Stores - 0.3%
Wesfarmers Ltd.	218,577	$6,935,062
WM Morrison Supermarkets PLC	1,562,787	4,957,416

		$11,892,478

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Common Stocks - continued
Gaming & Lodging - 0.2%
Sands China Ltd.	1,335,600	$6,161,631

Insurance - 1.2%
Legal & General Group PLC	1,116,613	$3,622,647
MetLife, Inc.	171,465	8,674,414
Prudential Financial, Inc.	84,837	8,895,159
Swiss Re Ltd.	40,939	3,732,294
Zurich Insurance Group AG	76,813	22,578,763

		$47,503,277
Major Banks - 1.1%
BNP Paribas (l)	105,502	$7,445,154
BOC Hong Kong Holdings Ltd.	1,307,500	5,897,765
Canadian Imperial Bank of Commerce	82,809	6,474,654
China Construction Bank	17,671,000	14,603,851
National Australia Bank Ltd.	56,103	1,255,622
Royal Bank of Canada	41,598	2,874,422
Toronto-Dominion Bank	99,096	4,724,272

		$43,275,740
Medical & Health Technology & Services - 0.3%
HCA Healthcare, Inc. (a)	121,899	$9,984,747

Metals & Mining - 0.4%
Rio Tinto PLC	432,066	$17,271,475

Natural Gas - Distribution - 0.3%
Engie	743,821	$11,351,236

Natural Gas - Pipeline - 0.2%
Williams Partners LP	182,539	$7,150,053

Network & Telecom - 0.2%
Cisco Systems, Inc.	250,706	$7,904,760

Other Banks & Diversified Financials - 0.2%
Agricultural Bank of China	5,445,000	$2,641,254
DBS Group Holdings Ltd.	389,700	5,765,301

		$8,406,555
Pharmaceuticals - 2.4%
Bayer AG	109,980	$14,590,786
Eli Lilly & Co.	220,221	17,522,985
Merck & Co., Inc.	387,472	25,228,302
Novartis AG	247,243	20,243,013
Pfizer, Inc.	234,685	7,662,465
Roche Holding AG	31,033	8,516,413

		$93,763,964
Real Estate - 19.8%
Alexandria Real Estate Equities, Inc., REIT	349,103	$40,733,338
AvalonBay Communities, Inc., REIT	282,907	54,103,135
Boardwalk, REIT	766,774	27,217,540
Cheung Kong Property Holdings Ltd.	513,000	3,851,178
Colony Starwood Homes, REIT	772,157	26,693,467

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Common Stocks - continued
Real Estate - continued
Equity Commonwealth, REIT (a)	762,636	$23,733,232
Equity Lifestyle Properties, Inc., REIT	430,703	36,351,333
Gramercy Property Trust, REIT	1,145,319	33,844,176
Life Storage, Inc., REIT	449,222	33,646,728
Medical Properties Trust, Inc., REIT	3,348,385	43,361,586
Mid-America Apartment Communities, Inc., REIT	366,828	37,394,446
OUTFRONT Media, Inc., REIT	1,139,033	26,026,904
Parkway, Inc., REIT	817,120	16,293,373
Public Storage, Inc., REIT	286,653	61,730,724
Rexford Industrial Realty, Inc., REIT	805,535	21,950,829
Simon Property Group, Inc., REIT	384,698	59,339,667
STAG Industrial, Inc., REIT	1,135,113	30,625,349
Starwood Property Trust, Inc., REIT	1,317,148	29,003,599
Store Capital Corp., REIT	1,462,554	29,806,851
Sun Communities, Inc., REIT	412,118	35,499,845
Tanger Factory Outlet Centers, Inc., REIT	213,603	5,566,494
Urban Edge Properties, REIT	885,854	21,118,759
Washington Prime Group, Inc., REIT	3,720,346	28,386,240
Welltower, Inc.	335,041	24,303,874
Weyerhaeuser Co., REIT	909,338	29,971,780

		$780,554,447
Restaurants - 0.0%
Greggs PLC	112,119	$1,573,166

Specialty Chemicals - 0.2%
PTT Global Chemical PLC	4,690,400	$9,777,405

Specialty Stores - 0.4%
Gap, Inc.	381,812	$8,590,770
Just Eat PLC (a)	739,065	6,394,347
Urban Outfitters, Inc. (a)	64,127	1,210,076

		$16,195,193
Telecommunications - Wireless - 1.0%
American Tower Corp., REIT	224,588	$29,463,700
SK Telecom Co. Ltd.	8,491	1,922,533
SoftBank Group Corp.	51,000	4,145,851
Vodafone Group PLC	1,793,046	5,348,229

		$40,880,313
Telephone Services - 0.5%
AT&T, Inc.	75,523	$2,909,901
Nippon Telegraph & Telephone Corp.	132,500	6,350,429
TDC A.S.	972,131	5,803,614
Telefonica S.A.	286,211	3,187,501

		$18,251,445
Tobacco - 1.8%
Altria Group, Inc.	398,297	$30,047,526
Imperial Brands PLC	68,849	3,219,231
Japan Tobacco, Inc.	499,400	18,763,010
Philip Morris International, Inc.	147,550	17,676,490

		$69,706,257

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Common Stocks - continued
Utilities - Electric Power - 1.0%
American Electric Power Co., Inc.	232,348	$16,677,939
Energias de Portugal S.A.	1,251,391	4,602,426
SSE PLC	637,590	12,363,617
Xcel Energy, Inc.	132,047	6,326,372

		$39,970,354
Total Common Stocks		$1,532,229,156

Convertible Preferred Stocks - 0.4%
Utilities - Electric Power - 0.4%
Exelon Corp., 6.5%	323,168	$16,788,578

Preferred Stocks - 0.1%
Automotive - 0.0%
Hyundai Motor Co.	12,653	$1,282,704

Other Banks & Diversified Financials - 0.1%
Itau Unibanco Holding S.A.	166,300	$1,826,964
Total Preferred Stocks		$3,109,668
Issuer/Expiration Date/Strike Price	Number of Contracts
Put Options Purchased - 0.0%
iShares Dow Jones U.S. Real Estate ETF - January 2018 @ $66	4,750	$289,750
iShares Dow Jones U.S. Real Estate ETF - June 2017 @ $67	5,250	15,750
iShares Dow Jones U.S. Real Estate ETF - September 2017 @ $68	4,920	98,400
iShares Dow Jones U.S. Real Estate ETF - September 2017 @ $69	4,750	118,750
iShares Dow Jones U.S. Real Estate ETF - June 2017 @ $70	4,920	4,920
Total Put Options Purchased		$527,570
Issuer	Shares/Par
Underlying Affiliated Funds - 25.2%
MFS High Yield Pooled Portfolio (v)	106,053,165	$996,899,753

Money Market Funds - 3.5%
MFS Institutional Money Market Portfolio, 0.87% (v)	136,181,466	$136,181,466

Collateral for Securities Loaned - 0.2%
JPMorgan U.S. Government Money Market Fund, 0.7% (j)	7,087,346	$7,087,346
Total Investments		$3,962,438,335

Other Assets, Less Liabilities - (0.4)%		(14,118,184)
Net Assets - 100.0%		$3,948,320,151

(a)	Non-income producing security.
(d)	In default.
(f)	All or a portion of the security has been segregated as collateral for open futures contracts.
(j)	The rate quoted is the annualized seven-day yield of the fund at period end.
(l)	A portion of this security is on loan.
(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $203,767,274 representing 5.2% of net assets.
(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

Portfolio of Investments (unaudited) – continued

(z)	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. The fund holds the following restricted securities:

Restricted Securities	Acquisition Date	Cost	Value
ALM Loan Funding CLO, 2014-14A, “A1R”, FRN, 2.322%, 7/28/2026	4/05/17	$1,952,226	$1,952,650
Consolidated Energy Finance S.A., 6.875%, 6/15/2025	5/26/17	676,600	689,350
Republic of Guatemala, 4.375%, 6/05/2027	5/31/17	314,826	314,826
West CLO Ltd. 2013-1A, “A1AR”, FRN, 2.339%, 11/07/2025	4/28/17	2,060,000	2,060,296
Total Restricted Securities			$5,017,122
% of Net assets			0.1%

The following abbreviations are used in this report and are defined:

ADR	American Depositary Receipt
CDO	Collateralized Debt Obligation
CLO	Collateralized Loan Obligation
ETF	Exchange-Traded Fund
FRN	Floating Rate Note. Interest rate resets periodically and the current rate may not be the rate reported at period end.
PJSC	Public Joint Stock Company
PLC	Public Limited Company
REIT	Real Estate Investment Trust
STRIPS	Separate Trading of Registered Interest and Principal of Securities
TBA	To Be Announced

Insurers
AGM	Assured Guaranty Municipal

Abbreviations indicate amounts shown in currencies other than the U.S. dollar. All amounts are stated in U.S. dollars unless otherwise indicated. A list of abbreviations is shown below:

IDR	Indonesian Rupiah
MNX	Mexican Peso
PEN	Peruvian Nuevo Sol
PLN	Polish Zloty
RUB	Russian Ruble
TRY	Turkish Lira

Derivative Contracts at 5/31/17

Forward Foreign Currency Exchange Contracts at 5/31/17

Type	Currency	Counterparty	Contracts to Deliver/Receive	Settlement Date Range	In Exchange For	Contracts at Value	Unrealized Appreciation (Depreciation)
Asset Derivatives
BUY	PLN	Goldman Sachs International	1,705,000	6/09/17	$456,285	$458,279	$1,994
BUY	PLN	JPMorgan Chase Bank	3,522,000	6/09/17	943,326	946,662	3,336
BUY	TRY	Barclays Bank PLC	5,757,000	6/09/17	1,564,171	1,628,454	64,283
BUY	TRY	Deutsche Bank AG	6,716,000	6/09/17	1,825,197	1,899,722	74,525
BUY	TRY	JPMorgan Chase Bank	23,985,000	6/09/17	6,509,235	6,784,518	275,283
BUY	TRY	Morgan Stanley Capital Services, Inc.	5,287,000	6/09/17	1,433,925	1,495,507	61,582

							$481,003

Liability Derivatives
BUY	INR	JPMorgan Chase Bank	753,793,000	7/31/17	$11,597,172	$11,592,987	$(4,185)
SELL	MXN	Morgan Stanley Capital Services, Inc.	73,394,000	6/09/17	3,837,563	3,931,541	(93,978)
SELL	RUB	JPMorgan Chase Bank	290,893,000	7/10/17	4,958,544	5,084,391	(125,847)
SELL	TRY	Goldman Sachs International	8,806,000	6/09/17	2,453,767	2,490,909	(37,142)
SELL	TRY	Morgan Stanley Capital Services, Inc.	19,000,000	6/09/17	5,210,313	5,374,436	(164,123)

							$(425,275)

Portfolio of Investments (unaudited) – continued

Futures Contracts Outstanding at 5/31/17

Description	Currency	Contracts	Value	Expiration Date	Unrealized Appreciation (Depreciation)
Asset Derivatives
Interest Rate Futures
U.S. Treasury Note 5 yr (Long)	USD	145	$17,155,313	September - 2017	$32,060

At May 31, 2017, the fund had liquid securities with an aggregate value of $108,734 to cover any commitments for certain derivative contracts.

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

Supplemental Information

5/31/17 (unaudited)

The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.

(1) Investment Valuations

The investments of the fund and the MFS High Yield Pooled Portfolio are valued as described below.

Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Exchange-traded options are generally valued at the last sale or official closing price on their primary exchange as provided by a third-party pricing service. Exchange-traded options for which there were no sales reported that day are generally valued at the last daily bid quotation on their primary exchange as provided by a third-party pricing service. Options not traded on an exchange are generally valued at a broker/dealer bid quotation. Foreign currency options are generally valued at valuations provided by a third-party pricing service. Futures contracts are generally valued at last posted settlement price on their primary exchange as provided by a third-party pricing service. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation on their primary exchange as provided by a third-party pricing service. Forward foreign currency exchange contracts are generally valued at the mean of bid and asked prices for the time period interpolated from rates provided by a third-party pricing service for proximate time periods. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk).

Supplemental Information (unaudited) – continued

Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments not reflected in total investments, such as futures contracts and forward foreign currency exchange contracts. The following is a summary of the levels used as of May 31, 2017 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Equity Securities:
United States	$1,083,914,713	$310,420	$—	$1,084,225,133
United Kingdom	68,640,999	—	—	68,640,999
Switzerland	59,531,902	—	—	59,531,902
Canada	56,887,469	—	—	56,887,469
France	39,661,783	—	—	39,661,783
Taiwan	34,343,343	—	—	34,343,343
Germany	34,180,898	—	—	34,180,898
Japan	29,259,290	—	—	29,259,290
South Korea	21,329,980	—	—	21,329,980
Other Countries	114,816,772	9,777,403	—	124,594,175
U.S. Treasury Bonds & U.S. Government Agency & Equivalents	—	338,749,761	—	338,749,761
Non-U.S. Sovereign Debt	—	347,276,356	—	347,276,356
Municipal Bonds	—	2,986,166	—	2,986,166
U.S. Corporate Bonds	—	9,824,656	—	9,824,656
Residential Mortgage-Backed Securities	—	411,227,480	—	411,227,480
Commercial Mortgage-Backed Securities	—	17,974,210	—	17,974,210
Asset-Backed Securities (including CDOs)	—	21,663,766	—	21,663,766
Foreign Bonds	—	119,912,403	—	119,912,403
Mutual Funds	1,140,168,565	—	—	1,140,168,565
Total Investments	$2,682,735,714	$1,279,702,621	$—	$3,962,438,335

Other Financial Instruments
Futures Contracts – Assets	$32,060	$—	$—	$32,060
Forward Foreign Currency Exchange Contracts – Assets	—	481,003	—	481,003
Forward Foreign Currency Exchange Contracts – Liabilities	—	(425,275)	—	(425,275)

For further information regarding security characteristics, see the Portfolio of Investments. Please refer to the High Yield Pooled Portfolio’s shareholder report for further information regarding the levels used in valuing its assets or liabilities.

Of the level 2 investments presented above, equity investments amounting to $20,670 would have been considered level 1 investments at the beginning of the period. The primary reason for changes in the classifications between levels 1 and 2 occurs when foreign equity securities are fair valued using other observable market-based inputs in place of the closing exchange price due to events occurring after the close of the exchange or market on which the investment is principally traded. The fund’s foreign equity securities may often be valued using other observable market-based inputs. The fund’s policy is to recognize transfers between the levels as of the end of the period.

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost	$3,794,964,880
Gross unrealized appreciation	223,461,723
Gross unrealized depreciation	(55,988,268)
Net unrealized appreciation (depreciation)	$167,473,455

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

Supplemental Information (unaudited) – continued

(3) Transactions in Underlying Affiliated Funds – Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:

Underlying Affiliated Funds	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS High Yield Pooled Portfolio	110,654,801	5,000,074	(9,601,710)	106,053,165
MFS Institutional Money Market Portfolio	101,605,564	348,935,089	(314,359,187)	136,181,466

Underlying Affiliated Funds	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS High Yield Pooled Portfolio	$(4,929,430)	$—	$15,144,903	$996,899,753
MFS Institutional Money Market Portfolio	(6,244)	—	229,751	136,181,466

	$(4,935,674)	$—	$15,374,654	$1,133,081,219

(4) Issuer Country Weightings

Issuer country weighting percentages of portfolio holdings based on net assets, as of May 31, 2017, are as follows:

United States	72.9%
Canada	2.4%
United Kingdom	2.1%
Switzerland	1.7%
Germany	1.3%
France	1.2%
Indonesia	1.2%
Argentina	1.0%
Russia	0.9%
Other Countries	15.3%

The issuer country weighting percentages include both accrued interest amounts and the equivalent exposure from any derivative holdings, if applicable.

QUARTERLY REPORT

May 31, 2017

MFS® GOVERNMENT SECURITIES FUND

+

PORTFOLIO OF INVESTMENTS

5/31/17 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)
Bonds - 98.9%
Agency - Other - 3.7%
Financing Corp., 10.7%, 10/06/2017	$14,360,000	$14,835,605
Financing Corp., 9.4%, 2/08/2018	11,750,000	12,394,875
Financing Corp., 9.8%, 4/06/2018	14,975,000	16,052,032
Financing Corp., 10.35%, 8/03/2018	15,165,000	16,775,872
Financing Corp., STRIPS, 0%, 11/30/2017	18,780,000	18,664,728

		$78,723,112
Asset-Backed & Securitized - 4.6%
A Voce CLO Ltd., 2014-1A, “A1R”, FRN, 2.318%, 7/15/2026 (n)	$7,682,000	$7,679,436
ALM Loan Funding CLO, 2014-14A, “A1R”, FRN, 2.322%, 7/28/2026 (z)	5,290,566	5,291,714
Atrium CDO Corp., 2011-A, “A1R”, FRN, 2.293%, 10/23/2025 (n)	7,779,000	7,786,134
Cent CLO LP, 2014-21A, “A1”, FRN, 2.38%, 7/27/2026 (n)	8,305,747	8,318,154
Citigroup Commercial Mortgage Trust, 2015-GC27, “A5”, 3.137%, 2/10/2048	1,000,000	1,013,464
CNH Equipment Trust, 2015-C, “A2B”, FRN, 1.459%, 12/17/2018	350,270	350,352
Commercial Mortgage Trust, 2014-CR19, “A5”, 3.796%, 8/10/2047	1,000,000	1,061,229
Commercial Mortgage Trust, 2015-DC1, “A5”, 3.35%, 2/10/2048	4,990,000	5,104,422
Commercial Mortgage Trust, 2015-LC21, “A4”, 3.708%, 7/10/2048	3,135,000	3,295,217
Commercial Mortgage Trust, 2015-PC1, “A5”, 3.902%, 7/10/2050	5,300,000	5,612,086
Credit Suisse Commercial Mortgage Trust, “A4”, FRN, 5.936%, 9/15/2039	1,306,959	1,305,883
Credit Suisse Commercial Mortgage Trust, “C4”, FRN, 5.936%, 9/15/2039	4,632,039	4,640,782
CSAIL Commercial Mortgage Trust, 2015-C2, “A4”, 3.504%, 6/15/2057	5,341,994	5,517,014
Dryden Senior Loan Fund, 2014-34A, “AR”, FRN, 2.318%, 10/15/2026 (n)	6,145,237	6,158,013
Ford Credit Floorplan Master Owner Trust, 2015-4, “A2”, FRN, 1.589%, 8/15/2020	2,875,000	2,887,126
Fortress Credit BSL Ltd., 2013-1A, “A”, FRN, 2.338%, 1/19/2025 (n)	3,951,176	3,950,148
GS Mortgage Securities Trust, 2015-GC30, “A4”, 3.382%, 5/10/2050	5,500,000	5,659,086
JPMorgan Chase Commercial Mortgage Securities Corp., “A4”, FRN, 5.722%, 6/15/2049	30,142	30,114
Morgan Stanley Capital I Trust, “AM”, FRN, 5.744%, 4/15/2049	1,195,671	1,207,627
TICP CLO Ltd., FRN, 2.336%, 1/20/2027 (n)	7,683,921	7,684,044
Wells Fargo Commercial Mortgage Trust, 2015-C28, “A4”, 3.54%, 5/15/2048	5,531,348	5,753,668
Wells Fargo Commercial Mortgage Trust, 2015-NXS1, “A5”, 3.148%, 5/15/2048	2,177,277	2,213,699
West CLO Ltd. 2013-1A, “A1AR”, FRN, 2.339%, 11/07/2025 (z)	5,215,000	5,215,749

		$97,735,161
Automotive - 0.3%
Ford Motor Credit Co. LLC, 2.551%, 10/05/2018	$2,611,000	$2,628,293
Hyundai Capital America, 2%, 3/19/2018 (n)	3,122,000	3,125,884
Hyundai Capital America, 2.4%, 10/30/2018 (n)	654,000	656,238

		$6,410,415
Business Services - 0.2%
Cisco Systems, Inc., 2.6%, 2/28/2023	$4,048,000	$4,086,796

Chemicals - 0.2%
Sherwin Williams Co., 2.75%, 6/01/2022	$5,063,000	$5,096,720

Computer Software - 0.1%
Microsoft Corp., 3.125%, 11/03/2025	$1,640,000	$1,685,587

Computer Software - Systems - 0.3%
Apple, Inc., 3.25%, 2/23/2026	$5,398,000	$5,532,178

Consumer Products - 0.2%
Newell Rubbermaid, Inc., 3.15%, 4/01/2021	$3,719,000	$3,837,257

1

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Bonds - continued
Local Authorities - 0.7%
Philadelphia, PA, School District Rev., “A”, AGM, 5.995%, 9/01/2030	$3,280,000	$3,855,082
State of California (Build America Bonds), 7.6%, 11/01/2040	4,220,000	6,472,256
University of California Rev. (Build America Bonds), 5.77%, 5/15/2043	2,750,000	3,497,890

		$13,825,228
Major Banks - 0.2%
Bank of America Corp., 3.124% to 1/20/2022, FRN to 1/20/2023	$1,810,000	$1,834,516
UBS Group Funding (Switzerland) AG, 3.491%, 5/23/2023 (n)	2,120,000	2,164,974

		$3,999,490
Mortgage-Backed - 50.6%
Fannie Mae, 1.9%, 6/01/2017	$746,002	$745,299
Fannie Mae, 5.5%, 8/01/2017 - 12/01/2038	24,807,273	27,762,289
Fannie Mae, 6%, 8/01/2017 - 12/01/2037	6,918,659	7,876,217
Fannie Mae, 3.113%, 12/01/2017	1,154,421	1,157,046
Fannie Mae, 3.8%, 2/01/2018	1,582,033	1,589,967
Fannie Mae, 4%, 3/01/2018 - 2/01/2045	157,251,416	166,787,911
Fannie Mae, 3.99%, 4/01/2018	1,600,000	1,615,628
Fannie Mae, 5.37%, 5/01/2018	1,787,375	1,817,359
Fannie Mae, 2.578%, 9/25/2018	7,270,143	7,307,773
Fannie Mae, 5.6%, 1/01/2019	894,809	939,705
Fannie Mae, 5.47%, 2/01/2019	353,860	369,528
Fannie Mae, 5.1%, 3/01/2019	358,221	372,703
Fannie Mae, 5%, 4/01/2019 - 3/01/2042	26,778,394	29,429,922
Fannie Mae, 5.08%, 4/01/2019	727,428	768,898
Fannie Mae, 5.28%, 4/01/2019	616,874	653,724
Fannie Mae, 4.84%, 5/01/2019	615,323	649,272
Fannie Mae, 4.5%, 6/01/2019 - 6/01/2044	76,742,311	82,961,950
Fannie Mae, 4.829%, 8/01/2019	3,270,587	3,464,678
Fannie Mae, 4.83%, 8/01/2019 - 9/01/2019	1,464,141	1,556,297
Fannie Mae, 5.05%, 8/01/2019	671,937	715,570
Fannie Mae, 4.67%, 9/01/2019	1,140,030	1,210,039
Fannie Mae, 4.94%, 9/01/2019	389,604	414,852
Fannie Mae, 4.88%, 3/01/2020	425,650	443,138
Fannie Mae, 4.14%, 8/01/2020	1,325,949	1,407,797
Fannie Mae, 5.19%, 9/01/2020	1,637,952	1,740,454
Fannie Mae, 2.152%, 1/25/2023	4,740,000	4,706,435
Fannie Mae, 2.41%, 5/01/2023	1,514,011	1,536,460
Fannie Mae, 2.55%, 5/01/2023	1,305,170	1,334,095
Fannie Mae, 2.59%, 5/01/2023	827,703	847,789
Fannie Mae, 3.78%, 10/01/2023	912,718	977,198
Fannie Mae, 4.5%, 5/01/2025	328,343	344,027
Fannie Mae, 3.59%, 9/01/2026	1,047,421	1,115,539
Fannie Mae, 3%, 3/01/2027 - 11/01/2046	61,069,649	62,268,463
Fannie Mae, 6.5%, 1/01/2032 - 10/01/2037	2,673,605	3,056,652
Fannie Mae, 3.5%, 1/01/2042 - 1/01/2047	129,739,651	134,271,373
Fannie Mae, FRN, 1.374%, 5/25/2018	3,337,579	3,338,119
Fannie Mae, FRN, 2.597%, 12/25/2026	10,346,000	10,197,087
Fannie Mae, TBA, 4%, 6/01/2047	12,714,600	13,433,808
Freddie Mac, 6%, 8/01/2017 - 10/01/2038	5,123,555	5,795,845
Freddie Mac, 3.154%, 2/25/2018	4,861,024	4,903,258
Freddie Mac, 2.412%, 8/25/2018	7,089,073	7,153,394
Freddie Mac, 5%, 9/01/2018 - 7/01/2041	10,363,728	11,412,705
Freddie Mac, 2.303%, 9/25/2018	2,438,882	2,458,731
Freddie Mac, 2.323%, 10/25/2018	4,728,455	4,777,340

2

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Bonds - continued
Mortgage-Backed - continued
Freddie Mac, 2.13%, 1/25/2019	$10,233,166	$10,326,829
Freddie Mac, 5.085%, 3/25/2019	6,865,000	7,203,993
Freddie Mac, 1.883%, 5/25/2019	1,100,000	1,106,335
Freddie Mac, 2.456%, 8/25/2019	4,923,000	4,996,331
Freddie Mac, 4.186%, 8/25/2019	2,800,000	2,944,426
Freddie Mac, 4.251%, 1/25/2020	3,106,000	3,290,587
Freddie Mac, 2.313%, 3/25/2020	6,978,000	7,078,935
Freddie Mac, 4.224%, 3/25/2020	4,281,146	4,548,346
Freddie Mac, 3.808%, 8/25/2020	2,877,000	3,046,889
Freddie Mac, 3.034%, 10/25/2020	5,417,000	5,614,470
Freddie Mac, 2.856%, 1/25/2021	4,724,000	4,879,336
Freddie Mac, 5.5%, 4/01/2021 - 1/01/2038	7,083,511	7,915,446
Freddie Mac, 2.791%, 1/25/2022	6,917,000	7,144,389
Freddie Mac, 2.716%, 6/25/2022	4,738,552	4,873,962
Freddie Mac, 2.682%, 10/25/2022	2,394,000	2,455,803
Freddie Mac, 4.5%, 11/01/2022 - 5/01/2042	13,426,716	14,492,832
Freddie Mac, 2.51%, 11/25/2022	6,640,000	6,754,723
Freddie Mac, 3.32%, 2/25/2023	4,605,000	4,871,709
Freddie Mac, 3.25%, 4/25/2023	9,000,000	9,481,478
Freddie Mac, 3.3%, 4/25/2023 - 10/25/2026	12,437,861	13,097,734
Freddie Mac, 3.06%, 7/25/2023	2,074,000	2,167,436
Freddie Mac, 2.454%, 8/25/2023	4,795,000	4,834,957
Freddie Mac, 3.458%, 8/25/2023	4,600,000	4,897,822
Freddie Mac, 2.67%, 12/25/2024	10,788,000	10,947,248
Freddie Mac, 2.811%, 1/25/2025	9,000,000	9,204,527
Freddie Mac, 3.329%, 5/25/2025	9,024,000	9,536,526
Freddie Mac, 4%, 7/01/2025 - 9/01/2044	10,433,249	11,031,723
Freddie Mac, 3.01%, 7/25/2025	2,651,000	2,737,701
Freddie Mac, 2.745%, 1/25/2026	8,567,000	8,646,869
Freddie Mac, 2.673%, 3/25/2026	7,802,000	7,820,470
Freddie Mac, 3.224%, 3/25/2027	8,182,000	8,515,435
Freddie Mac, 6.5%, 5/01/2037	596,131	665,521
Freddie Mac, 3.5%, 12/01/2041 - 1/01/2047	100,363,963	103,908,134
Freddie Mac, 3%, 4/01/2043 - 11/01/2046	60,952,694	61,488,639
Freddie Mac, TBA, 4.5%, 9/01/2046 - 7/01/2047	21,112,000	22,727,638
Ginnie Mae, 5.5%, 3/15/2033 - 1/20/2042	5,736,198	6,451,535
Ginnie Mae, 4.5%, 7/20/2033 - 9/20/2041	14,077,959	15,311,507
Ginnie Mae, 4%, 10/15/2039 - 4/20/2041	2,776,062	2,952,242
Ginnie Mae, 3.5%, 12/15/2041 - 5/20/2046	26,418,891	27,683,048
Ginnie Mae, 6.157%, 4/20/2058	74,579	82,473

		$1,065,422,338
Other Banks & Diversified Financials - 0.4%
Banque Federative du Credit Mutuel S.A., 2.5%, 4/13/2021 (n)	$4,294,000	$4,294,769
ING Groep N.V., 3.15%, 3/29/2022	5,120,000	5,219,425

		$9,514,194
Restaurants - 0.1%
McDonald’s Corp., 2.75%, 12/09/2020	$1,587,000	$1,621,136

Supranational - 0.2%
Inter-American Development Bank, 4.375%, 1/24/2044	$2,796,000	$3,353,939

3

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Bonds - continued
U.S. Government Agencies and Equivalents - 2.9%
AID-Tunisia, 2.452%, 7/24/2021	$4,063,000	$4,152,739
AID-Ukraine, 1.844%, 5/16/2019	7,271,000	7,339,406
AID-Ukraine, 1.847%, 5/29/2020	3,250,000	3,258,642
Hashemite Kingdom of Jordan, 1.945%, 6/23/2019	5,532,000	5,573,285
Hashemite Kingdom of Jordan, 2.503%, 10/30/2020	6,688,000	6,871,927
Private Export Funding Corp., 2.25%, 3/15/2020	1,681,000	1,710,885
Private Export Funding Corp., 2.3%, 9/15/2020	4,100,000	4,163,747
Private Export Funding Corp., 1.875%, 7/15/2018	5,330,000	5,360,130
Small Business Administration, 6.35%, 4/01/2021	99,646	105,073
Small Business Administration, 6.34%, 5/01/2021	130,844	137,812
Small Business Administration, 6.44%, 6/01/2021	145,475	153,405
Small Business Administration, 6.625%, 7/01/2021	168,633	177,979
Small Business Administration, 6.07%, 3/01/2022	168,641	179,041
Small Business Administration, 4.98%, 11/01/2023	249,470	266,022
Small Business Administration, 4.89%, 12/01/2023	568,236	601,448
Small Business Administration, 4.77%, 4/01/2024	628,200	660,984
Small Business Administration, 5.52%, 6/01/2024	296,810	316,363
Small Business Administration, 4.99%, 9/01/2024	576,172	610,829
Small Business Administration, 4.86%, 10/01/2024	336,359	354,728
Small Business Administration, 4.86%, 1/01/2025	733,614	773,681
Small Business Administration, 5.11%, 4/01/2025	518,329	551,036
Small Business Administration, 2.21%, 2/01/2033	2,299,755	2,271,489
Small Business Administration, 2.22%, 3/01/2033	4,177,387	4,144,928
Small Business Administration, 3.15%, 7/01/2033	3,830,943	3,976,170
Small Business Administration, 3.16%, 8/01/2033	1,432,326	1,487,949
Small Business Administration, 3.62%, 9/01/2033	1,453,266	1,544,493
Tennessee Valley Authority, 1.75%, 10/15/2018	4,231,000	4,258,700

		$61,002,891
U.S. Treasury Obligations - 33.8%
U.S. Treasury Bonds, 6.25%, 8/15/2023	$1,445,000	$1,812,966
U.S. Treasury Bonds, 6%, 2/15/2026	5,933,000	7,757,166
U.S. Treasury Bonds, 6.75%, 8/15/2026	981,000	1,357,459
U.S. Treasury Bonds, 6.375%, 8/15/2027	2,309,000	3,184,887
U.S. Treasury Bonds, 4.375%, 2/15/2038	4,497,000	5,754,402
U.S. Treasury Bonds, 4.5%, 8/15/2039	28,121,300	36,487,387
U.S. Treasury Bonds, 3.125%, 2/15/2043	28,535,600	30,044,876
U.S. Treasury Bonds, 2.875%, 5/15/2043	27,528,200	27,680,899
U.S. Treasury Bonds, 2.5%, 2/15/2045	85,722,000	79,724,803
U.S. Treasury Notes, 2.625%, 4/30/2018	11,085,000	11,227,021
U.S. Treasury Notes, 2.75%, 2/15/2019	19,471,600	19,962,946
U.S. Treasury Notes, 1%, 6/30/2019	97,559,000	97,002,621
U.S. Treasury Notes, 1.625%, 6/30/2019	57,876,000	58,269,383
U.S. Treasury Notes, 2.625%, 8/15/2020	32,222,000	33,357,310
U.S. Treasury Notes, 2%, 11/30/2020	6,679,000	6,780,748
U.S. Treasury Notes, 3.125%, 5/15/2021 (f)	63,935,000	67,578,784
U.S. Treasury Notes, 1.75%, 5/15/2022	24,023,000	24,015,505
U.S. Treasury Notes, 2.5%, 8/15/2023	136,673,000	141,221,614
U.S. Treasury Notes, 2.75%, 2/15/2024	8,033,000	8,419,901
U.S. Treasury Notes, 2.5%, 5/15/2024	42,851,000	44,221,889
U.S. Treasury Notes, 2%, 11/15/2026	6,400,000	6,292,499

		$712,155,066

4

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Bonds - continued
Utilities - Electric Power - 0.4%
Enel Finance International N.V., 2.875%, 5/25/2022 (n)	$5,254,000	$5,246,108
NextEra Energy Capital Holdings, Inc., 2.056%, 9/01/2017	3,358,000	3,364,128

		$8,610,236
Total Bonds		$2,082,611,744

Money Market Funds - 2.6%
MFS Institutional Money Market Portfolio, 0.87% (v)	53,608,645	$53,608,645
Total Investments		$2,136,220,389

Other Assets, Less Liabilities - (1.5)%		(31,161,994)
Net Assets - 100.0%		$2,105,058,395

(f)	All or a portion of the security has been segregated as collateral for open futures contracts.
(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $57,063,902, representing 2.7% of net assets.
(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
(z)	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. The fund holds the following restricted securities:

Restricted Securities	Acquisition Date	Cost	Value
ALM Loan Funding CLO, 2014-14A, “A1R”, FRN, 2.322%, 7/28/2026	4/5/17	$5,290,566	$5,291,714
West CLO Ltd. 2013-1A, “A1AR”, FRN, 2.339%, 11/07/2025	4/28/17	5,215,000	5,215,749
Total Restricted Securities			$10,507,463
% of Net assets			0.5%

The following abbreviations are used in this report and are defined:

CDO	Collateralized Debt Obligation
CLO	Collateralized Loan Obligation
FRN	Floating Rate Note. Interest rate resets periodically and the current rate may not be the rate reported at period end.
STRIPS	Separate Trading of Registered Interest and Principal of Securities
TBA	To Be Announced

Insurers
AGM	Assured Guaranty Municipal

Futures Contracts at 5/31/17

Description	Currency	Contracts	Value	Expiration Date	Unrealized Appreciation (Depreciation)
Asset Derivatives
Interest Rate Futures
U.S. Treasury Note 5 yr (Long)	USD	185	$21,887,813	September - 2017	$40,904
U.S. Treasury Bond 30 yr (Long)	USD	15	2,307,188	September - 2017	18,649

					$59,553

At May 31, 2017, the fund had liquid securities with an aggregate value of $198,714 to cover any commitments for certain derivative contracts.

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

5

Supplemental Information

5/31/17 (unaudited)

The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.

(1) Investment Valuations

Debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Futures contracts are generally valued at last posted settlement price on their primary exchange as provided by a third-party pricing service. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation on their primary exchange as provided by a third-party pricing service. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments not reflected in total investments, such as futures contracts. The following is a summary of the levels used as of May 31, 2017 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
U.S. Treasury Bonds & U.S. Government Agency & Equivalents	$—	$851,881,069	$—	$851,881,069
Non-U.S. Sovereign Debt	—	3,353,939	—	3,353,939
Municipal Bonds	—	13,825,228	—	13,825,228
U.S. Corporate Bonds	—	29,686,611	—	29,686,611
Residential Mortgage-Backed Securities	—	1,065,422,338	—	1,065,422,338
Commercial Mortgage-Backed Securities	—	42,414,290	—	42,414,290
Asset-Backed Securities (including CDOs)	—	55,320,871	—	55,320,871
Foreign Bonds	—	20,707,398	—	20,707,398
Mutual Funds	53,608,645	—	—	53,608,645
Total Investments	$53,608,645	$2,082,611,744	$—	$2,136,220,389

Other Financial Instruments
Futures Contracts – Assets	$59,553	$—	$—	$59,553

For further information regarding security characteristics, see the Portfolio of Investments.

6

Supplemental Information (unaudited) – continued

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost	$2,138,765,438
Gross unrealized appreciation	29,994,678
Gross unrealized depreciation	(32,539,727)
Net unrealized appreciation (depreciation)	$(2,545,049)

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

(3) Transactions in Underlying Affiliated Funds – Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be an affiliated issuer:

Underlying Affiliated Fund	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	29,765,172	153,271,890	(129,428,417)	53,608,645

Underlying Affiliated Fund	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$(1,179)	$—	$69,258	$53,608,645

7

QUARTERLY REPORT

May 31, 2017

MFS® NEW DISCOVERY VALUE FUND

PORTFOLIO OF INVESTMENTS

5/31/17 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)
Common Stocks - 98.6%
Aerospace - 1.9%
Leidos Holdings, Inc.	133,263	$7,404,090
ManTech International Corp., “A”	276,953	10,607,300

		$18,011,390
Automotive - 0.1%
Fenix Parts, Inc. (a)	472,711	$671,250

Brokerage & Asset Managers - 2.7%
Apollo Global Management LLC, “A”	435,616	$11,774,700
NASDAQ, Inc.	96,015	6,495,415
Raymond James Financial, Inc.	90,128	6,513,551

		$24,783,666
Business Services - 2.7%
Conduent, Inc. (a)	296,843	$4,871,194
Forrester Research, Inc.	110,229	4,343,023
PRA Group, Inc. (a)	154,030	5,360,244
Travelport Worldwide Ltd.	817,282	11,033,307

		$25,607,768
Chemicals - 0.6%
Ingevity Corp. (a)	91,497	$5,404,728

Computer Software - Systems - 4.1%
Model N, Inc. (a)	510,095	$6,605,730
NICE Systems Ltd., ADR	167,418	13,043,536
Presidio, Inc. (a)	457,576	7,032,943
Verint Systems, Inc. (a)	286,735	11,784,809

		$38,467,018
Construction - 6.3%
Armstrong World Industries, Inc. (a)	158,939	$6,619,809
GMS, Inc. (a)	251,297	8,207,360
Owens Corning	171,456	10,698,854
Siteone Landscape Supply, Inc. (a)	209,076	11,118,662
Toll Brothers, Inc.	335,440	12,381,090
TopBuild Corp. (a)	177,765	9,519,316

		$58,545,091
Consumer Products - 1.3%
Sensient Technologies Corp.	154,949	$12,440,855

Consumer Services - 0.3%
ServiceMaster Global Holdings, Inc. (a)	86,051	$3,252,728

Containers - 2.7%
Berry Global Group, Inc. (a)	220,993	$12,815,384
Graphic Packaging Holding Co.	887,692	11,992,719

		$24,808,103

1

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Common Stocks - continued
Electrical Equipment - 2.6%
MSC Industrial Direct Co., Inc., “A”	101,360	$8,508,158
TriMas Corp. (a)	447,463	9,754,693
WESCO International, Inc. (a)	105,629	6,459,213

		$24,722,064
Electronics - 3.3%
Integrated Device Technology, Inc. (a)	296,560	$7,586,005
OSI Systems, Inc. (a)	119,083	9,430,183
Plexus Corp. (a)	273,686	14,226,198

		$31,242,386
Energy - Independent - 1.4%
Cabot Oil & Gas Corp.	184,183	$4,087,021
Energen Corp. (a)	156,144	8,906,454

		$12,993,475
Engineering - Construction - 1.3%
KBR, Inc.	537,279	$7,323,113
Team, Inc. (a)	195,157	5,005,777

		$12,328,890
Entertainment - 1.5%
Madison Square Garden Co., “A” (a)	33,466	$6,539,591
Parques Reunidos Servicios Centrales S.A.U. (a)	411,929	7,408,470

		$13,948,061
Food & Beverages - 1.6%
Cal-Maine Foods, Inc. (a)(l)	185,856	$6,913,843
TreeHouse Foods, Inc. (a)	108,161	8,347,866

		$15,261,709
Health Maintenance Organizations - 0.5%
Molina Healthcare, Inc. (a)	69,294	$4,474,314

Insurance - 5.3%
Aspen Insurance Holdings Ltd.	222,517	$11,303,864
Everest Re Group Ltd.	49,805	12,682,843
Hanover Insurance Group, Inc.	117,918	9,833,182
Safety Insurance Group, Inc.	127,064	8,456,109
Third Point Reinsurance Ltd. (a)	550,738	7,242,205

		$49,518,203
Leisure & Toys - 1.2%
Brunswick Corp.	200,231	$11,064,765

Machinery & Tools - 4.4%
Gardner Denver Holdings, Inc. (a)	358,183	$8,213,136
Herman Miller, Inc.	145,848	4,601,504
ITT, Inc.	207,287	7,878,979
Regal Beloit Corp.	119,769	9,485,705
SPX FLOW, Inc. (a)	293,373	10,951,614

		$41,130,938
Major Banks - 1.3%
Huntington Bancshares, Inc.	965,614	$12,108,800

2

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Common Stocks - continued
Medical & Health Technology & Services - 4.8%
Community Health Systems, Inc. (a)	337,317	$2,985,255
HMS Holdings Corp. (a)	351,693	6,407,846
LifePoint Health, Inc. (a)	242,962	14,772,090
MEDNAX, Inc. (a)	175,294	9,518,464
Premier, Inc., “A” (a)	332,211	11,467,924

		$45,151,579
Medical Equipment - 1.3%
Steris PLC	154,658	$11,995,274

Natural Gas - Pipeline - 1.1%
Boardwalk Pipeline Partners LP	557,784	$10,079,157

Oil Services - 2.9%
Forum Energy Technologies, Inc. (a)	240,802	$3,913,033
Frank’s International N.V. (l)	1,135,216	8,491,416
Keane Group, Inc. (a)(l)	403,716	6,209,152
Superior Energy Services, Inc. (a)	379,350	3,933,860
U.S. Silica Holdings, Inc.	122,851	4,668,338

		$27,215,799
Other Banks & Diversified Financials - 16.7%
Air Lease Corp.	301,432	$11,128,869
Berkshire Hills Bancorp, Inc.	372,877	13,367,640
Brookline Bancorp, Inc.	490,567	6,769,825
Cathay General Bancorp, Inc.	200,238	7,108,449
Element Fleet Management Corp.	1,175,722	7,450,257
Encore Capital Group, Inc. (a)	175,738	6,361,716
First Interstate BancSystem, Inc.	368,712	12,868,049
Glacier Bancorp, Inc.	338,993	10,935,914
Hanmi Financial Corp.	250,471	6,662,529
Lakeland Financial Corp.	167,216	7,094,975
Sandy Spring Bancorp, Inc.	212,834	8,166,441
Santander Consumer USA Holdings, Inc. (a)	397,330	4,438,176
TCF Financial Corp.	782,395	11,782,869
Texas Capital Bancshares, Inc. (a)	128,528	9,433,955
UMB Financial Corp.	157,589	11,035,958
Valley National Bancorp	690,652	7,790,555
Wintrust Financial Corp.	197,519	13,581,406

		$155,977,583
Pollution Control - 1.8%
Advanced Disposal Services, Inc. (a)	279,456	$6,516,914
Clean Harbors, Inc. (a)	177,240	10,352,588

		$16,869,502
Real Estate - 7.2%
Corporate Office Properties Trust, REIT	271,318	$9,151,556
Life Storage, Inc., REIT	112,255	8,407,900
Medical Properties Trust, Inc., REIT	1,062,906	13,764,633
Select Income, REIT	561,007	13,385,627
STAG Industrial, Inc., REIT	427,252	11,527,259
Store Capital Corp., REIT	529,954	10,800,463

		$67,037,438

3

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Common Stocks - continued
Special Products & Services - 1.0%
Hostess Brands, Inc. (a)	576,606	$9,075,778

Specialty Chemicals - 3.4%
Ferro Corp. (a)	826,815	$13,857,419
Ferroglobe PLC	1,022,847	10,780,807
Ferroglobe R&W Trust (a)	566,663	0
Univar, Inc. (a)	225,523	6,860,410

		$31,498,636
Specialty Stores - 2.6%
Citi Trends, Inc.	231,157	$4,218,615
Express, Inc. (a)	362,098	2,809,880
Michaels Co., Inc. (a)	259,702	5,020,040
Tuesday Morning Corp. (a)	639,855	1,087,754
Urban Outfitters, Inc. (a)	330,629	6,238,969
Zumiez, Inc. (a)	316,408	4,508,814

		$23,884,072
Trucking - 2.9%
Knight Transportation, Inc.	296,730	$9,895,946
Marten Transport Ltd.	292,743	7,245,389
Werner Enterprises, Inc.	358,612	9,772,177

		$26,913,512
Utilities - Electric Power - 5.8%
El Paso Electric Co.	373,389	$20,163,006
PNM Resources, Inc.	440,419	16,956,132
Portland General Electric Co.	353,529	16,736,063

		$53,855,201
Total Common Stocks		$920,339,733

Money Market Funds - 2.1%
MFS Institutional Money Market Portfolio, 0.87% (v)	19,773,568	$19,773,568

Collateral for Securities Loaned - 0.6%
State Street Navigator Securities Lending Government Money Market Portfolio, 0.77% (j)	5,511,804	$5,511,804
Total Investments		$945,625,105

Other Assets, Less Liabilities - (1.3)%		(12,120,206)
Net Assets - 100.0%		$933,504,899

(a)	Non-income producing security.
(j)	The rate quoted is the annualized seven-day yield of the fund at period end.
(l)	A portion of this security is on loan.
(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:

ADR	American Depositary Receipt
PLC	Public Limited Company
REIT	Real Estate Investment Trust

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

4

Supplemental Information

5/31/17 (unaudited)

The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.

(1) Investment Valuations

Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. The following is a summary of the levels used as of May 31, 2017 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Equity Securities	$920,339,733	$—	$0	$920,339,733
Mutual Funds	25,285,372	—	—	25,285,372
Total Investments	$945,625,105	$—	$0	$945,625,105

For further information regarding security characteristics, see the Portfolio of Investments. At May 31, 2017, the fund held one level 3 security valued at $0, which was also held and valued at $0 at February 28, 2017.

5

Supplemental Information (unaudited) – continued

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost	$844,316,880
Gross unrealized appreciation	130,744,287
Gross unrealized depreciation	(29,436,062)
Net unrealized appreciation (depreciation)	$101,308,225

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

(3) Transactions in Underlying Affiliated Funds – Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be an affiliated issuer:

Underlying Affiliated Fund	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	58,893,027	110,085,717	(149,205,176)	19,773,568

Underlying Affiliated Fund	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$(988)	$—	$29,394	$19,773,568

6

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	Based upon their evaluation of the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as conducted within 90 days of the filing date of this Form N-Q, the registrant’s principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)	There were no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2): Attached hereto.

Notice

A copy of the Amended and Restated Declaration of Trust, as amended, of the Registrant is on file with the Secretary of State of The Commonwealth of Massachusetts and notice is hereby given that this instrument is executed on behalf of the Registrant by an officer of the Registrant as an officer and not individually and the obligations of or arising out of this instrument are not binding upon any of the Trustees or shareholders individually, but are binding only upon the assets and property of the respective constituent series of the Registrant.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: MFS SERIES TRUST XIII

By (Signature and Title)*	DAVID L. DILORENZO
David L. DiLorenzo, President

Date: July 14, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	DAVID L. DILORENZO
David L. DiLorenzo, President (Principal Executive Officer)

Date: July 14, 2017

By (Signature and Title)*	JAMES O. YOST
James O. Yost, Treasurer (Principal Financial Officer and Accounting Officer)

Date: July 14, 2017

*	Print name and title of each signing officer under his or her signature.